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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

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1. Name and address of issuer:
                        CENTURA FUNDS INC.
                        3435 STELZER RD.
                        COLUMBUS, OHIO 43219
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2. Name of each series or class of funds for which this notice is filed:

                        SEE EXHIBIT A
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3. Investment Company Act File Number:          811-8384

   Securities Act File Number:                  33-75926
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4. Last day of the fiscal year for which this notice is filed:

                        APRIL 30, 1997
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                [     ]
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6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable:
                        N/A
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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                        NONE
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                        NONE
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9. Number and aggregate sale price of securities sold during the fiscal year:

                        $138,673,646.40 Price
                          12,442,300.00 Shares
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        $138,673,646.40 Price
                          12,442,300.00 Shares
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                        $9,918,116.00 Price
                           813,489.00 Shares
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12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2:           $138,673,646.40

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans:                      $9,918,116.00
                                                                 ---------------
      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year:                   $86,517,659.00
                                                                 ---------------
      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule 24e-2:                   0
                                                                 ---------------
      (v)   Net aggregate price of securities sold and
            issued during the fiscal year in reliance
            on rule 24f-2:                                         62,074,103.40
                                                                 ---------------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable
            law or registration:                                         1/3300
                                                                 ---------------
      (vii) Fee Due:                                                 $18,810.33
                                                                 ---------------
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                        [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                        06/30/97
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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*
                             ---------------------------------------------------

                             Tom Line, Treasurer
                             ---------------------------------------------------
    Date
    -------------------------

    * Please print the name and title of the signing officer below the signature.
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                                   EXHIBIT A

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CENTURA FUNDS INC.

EQUITY GROWTH FUND -- CLASS A
EQUITY GROWTH FUND -- CLASS B
EQUITY GROWTH FUND -- CLASS C

EQUITY INCOME FUND -- CLASS A
EQUITY INCOME FUND -- CLASS B
EQUITY INCOME FUND -- CLASS C

FEDERAL SECURITIES INCOME FUND -- CLASS A
FEDERAL SECURITIES INCOME FUND -- CLASS B
FEDERAL SECURITIES INCOME FUND -- CLASS C

NORTH CAROLINA TAX-FREE BOND FUND -- CLASS A
NORTH CAROLINA TAX-FREE BOND FUND -- CLASS B
NORTH CAROLINA TAX-FREE BOND FUND -- CLASS C
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